Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other receivables

				$ million
		2018		2017
	Current	Non-current	Current	Non-current
Financial assets
Trade receivables	19,414	7	18,912	4
Amounts receivable from joint ventures and associates	642	2	566	2
Other receivables	3,275	740	4,206	671
	23,331	749	23,684	677
Non-financial assets
Gulf of Mexico oil spill trust fund reimbursement asset	214	—	252	—
Sales taxes and production taxes	790	482	746	276
Other receivables	143	603	167	481
	1,147	1,085	1,165	757
	24,478	1,834	24,849	1,434